NOTES AND CONVERTIBLE NOTES PAYABLE - Summary of Convertible Notes and Senior Note Warrants Sold to Related Parties (Details) - USD ($)		Dec. 31, 2024		Dec. 31, 2023
Debt Conversion [Line Items]
Principal amount of senior convertible notes and warrants		$ 6,268,427		$ 7,501,560
Wilson-Garling 2023 Family Trust [Member]
Debt Conversion [Line Items]
Principal amount of senior convertible notes and warrants	[2]	5,138,055	[1]	5,138,055
David Seldin [Member]
Debt Conversion [Line Items]
Principal amount of senior convertible notes and warrants	[3]			1,233,133
Eunomia, LP [Member]
Debt Conversion [Line Items]
Principal amount of senior convertible notes and warrants	[4]	1,027,611	[5]	1,027,611
Curtis N Maas Revocable Trust [Member]
Debt Conversion [Line Items]
Principal amount of senior convertible notes and warrants	[6]	$ 102,761		$ 102,761

[1]	Thomas J. Wilson, an affiliate of Wilson-Garling 2023 Family Trust, was a member of the Legacy Nuburu board of directors.
[2]	Thomas J. Wilson, an affiliate of Wilson-Garling 2023 Family Trust, was a member of the Legacy Nuburu board of directors.
[3]	David Seldin was a member of the Legacy Nuburu board of directors and at the time of the issuance was the sole manager of Anzu Nuburu LLC, Anzu Nuburu II LLC, Anzu Nuburu III LLC and Anzu Nuburu V LLC (the "Anzu SPVs"), which at that time owned more than 5% of Legacy Nuburu’s capital stock.
[4]	Ron Nicol, manager of Eunomia, LP, is the Executive Chairman of the Company’s board of directors.
[5]	Ron Nicol, manager of Eunomia, LP, was the Chairman of the Company’s board of directors until January 2025.
[6]	Curtis Maas, an affiliate of the Curtis N Maas Revocable Trust, was a member of the Legacy Nuburu board of directors.